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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07870


                            Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                           Pioneer Real Estate Shares
                       SCHEDULE OF INVESTMENTS 03/31/2008

Shares                                                                                                            Value
------                                                                                                            -----

                     COMMON STOCKS - 98.8 %
                     Consumer Services - 2.6 %
                     Hotels, Resorts & Cruise Lines - 2.6 %
    83,600           Starwood Hotels & Resorts                                                         $               4,326,300
                                                                                                      ---------------------------
                     Total Consumer Services                                                           $               4,326,300
                                                                                                      ---------------------------
                     Real Estate - 95.1 %
                     Diversified Real Estate Investment Trust - 8.2 %
   150,000           Liberty Property Trust                                                            $               4,666,500
    30,000           PS Business Parks, Inc. *                                                                         1,557,000
    87,500           Vornado Realty Trust                                                                              7,543,375
                                                                                                      ---------------------------
                                                                                                       $              13,766,875
                                                                                                      ---------------------------
                     Industrial Real Estate Investment Trust - 9.6 %
    82,500           AMB Property Corp.                                                                $               4,489,650
   365,000           DCT Industrial Trust, Inc.                                                                        3,635,400
    80,500           First Potomac Realty Trust                                                                        1,237,285
    92,500           ProLogis Trust                                                                                    5,444,550
    83,300           DuPont Fabros Technology, Inc.                                                                    1,373,617
                                                                                                      ---------------------------
                                                                                                       $              16,180,502
                                                                                                      ---------------------------
                     Mortgage Real Estate Investment Trust - 0.6 %
    74,400           iStar Financial, Inc.                                                             $               1,043,832
                                                                                                      ---------------------------
                     Office Real Estate Investment Trust - 13.8 %
    76,900           BioMed Property Trust, Inc.                                                       $               1,837,141
   107,300           Boston Properties, Inc.                                                                           9,879,111
   130,000           Brandywine Realty Trust                                                                           2,204,800
    73,000           Corporate Office Properties Trust                                                                 2,453,530
    37,500           Digital Realty Trust, Inc.                                                                        1,331,250
    32,400           Highwoods Properties, Inc.                                                                        1,006,668
   230,000           HRPT Properties Trust                                                                             1,547,900
    60,000           Kilroy Realty Corp.                                                                               2,946,600
                                                                                                      ---------------------------
                                                                                                       $              23,207,000
                                                                                                      ---------------------------
                     Real Estate Management & Development - 3.1 %
   270,000           Brookfield Properties Corp.                                                       $               5,213,700
                                                                                                      ---------------------------
                     Residential Real Estate Investment Trust - 14.9 %
    91,575           Apartment Investment & Management Co.                                             $               3,279,301
    61,500           AvalonBay Communities, Inc. *                                                                     5,935,980
    90,000           Camden Property Trust *                                                                           4,518,000
   241,000           Equity Residential Property Trust                                                                 9,999,090
    58,500           United Dominion Realty Trust                                                                      1,434,420
                                                                                                      ---------------------------
                                                                                                       $              25,166,791
                                                                                                      ---------------------------
                     Retail Real Estate Investment Trust - 28.9 %
    62,300           Cedar Shopping Centers, Inc.                                                      $                 727,664
   145,000           Developers Diversifies Realty Corp.                                                               6,072,600
    62,500           Federal Realty Investment Trust                                                                   4,871,875
    92,500           General Growth Pro TLB SC                                                                         3,530,725
    83,200           Kimco Realty Corp.                                                                                3,258,944
    73,300           Kite Realty Group Trust                                                                           1,026,200
    85,900           Regency Centers Corp.                                                                             5,562,884
   161,300           Simon DeBartolo Group, Inc.                                                                      14,986,383
    56,500           Taubman Centers, Inc.                                                                             2,943,650

    80,000           The Macerich Co.                                                                                  5,621,600
                                                                                                      ---------------------------
                                                                                                       $              48,602,525
                                                                                                      ---------------------------
                     Specialized Real Estate Investment Trust - 16.0 %
   177,900           Ashford Hospitality Trust                                                         $               1,010,472
   123,000           Extra Space Storage, Inc.                                                                         1,991,370
    24,600           Hospitality Properties Trust                                                                        836,892
   346,700           Host Hotels & Resorts, Inc.                                                                       5,519,464
   160,000           Nationwide Health Properties, Inc.                                                                5,400,000
   171,200           Omega Healthcare Investors, Inc.                                                                  2,972,032
   103,500           Public Storage, Inc.                                                                              9,172,170
                                                                                                      ---------------------------
                                                                                                       $              26,902,400
                                                                                                      ---------------------------
                     Total Real Estate                                                                 $             160,083,625
                                                                                                      ---------------------------
                     Telecommunication Services - 1.1 %
                     Integrated Telecommunication Services - 1.1 %
    56,500           Health Care Properties Investors, Inc.                                            $               1,910,265
                                                                                                      ---------------------------
                     Total Telecommunication Services                                                  $               1,910,265
                                                                                                      ---------------------------
                     TOTAL COMMON STOCKS
                                                                                                      ---------------------------
                     (Cost  $125,764,917)                                                              $             166,320,190
                                                                                                      ---------------------------
                     TEMPORARY CASH INVESTMENTS - 0.4 %
                     Repurchase Agreement - 0.4 %
   670,000           Barclays Plc, 2.75%, dated 3/31/08, repurchase price
                     of $670,000 plus accrued interest on 4/1/08 collateralized by the following:

                     $246,496 Federal National Mortgage Association,
                     5.5 - 6.5%, 2/1/23 - 1/1/48
                     $500,936 Federal National Mortgage Association (ARM), 4.44
                     - 7.029%, 1/1/34 - 9/1/37
                     $83,001 Federal Home Loan Mortgage Corp., 4.182 - 4.728%,
                     12/1/34 - 6/1/35
                     $50,099 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 - 5/1/37                            $                 670,000
                                                                                                      ---------------------------
                     TOTAL TEMPORARY CASH INVESTMENTS
                                                                                                      ---------------------------
                     (Cost  $670,000)                                                                  $                 670,000
                                                                                                      ---------------------------
                     TOTAL INVESTMENT IN SECURITIES
                     (Cost  $126,434,917) (a)                                                          $             166,990,190
                                                                                                      ---------------------------
                     OTHER ASSETS AND LIABILITIES                                                      $               1,417,163
                                                                                                      ---------------------------
                     TOTAL NET ASSETS - 100.0%                                                         $             168,407,353
                                                                                                      ---------------------------

                   * Non-income producing security.

                  (a)At March 31, 2008, the net unrealized gain on
                     investments based on cost for federal income tax purposes of $127,567,565 was as follows:

                     Aggregate gross unrealized gain for all investments in
                     which there is an excess of value over tax cost.                                  $              50,796,965

                     Aggregate gross unrealized loss for all investments in
                     which there is an excess of tax cost over value.                                                (10,241,692)
                                                                                                      ---------------------------
                     Net unrealized gain                                                               $              40,555,273
                                                                                                      ---------------------------


FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
  Level 1 - quoted prices in active markets for identical securities

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund's assets:

--------------------------------------------------------------------------------------------------------------------------------
Valuation Inputs                                                                               Investments in    Other Financial
                                                                                                  Securities     Instruments*
--------------------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                                           166,320,190
--------------------------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                                                         670,000
--------------------------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                                                   -
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                                             166,990,190                  -
--------------------------------------------------------------------------------------------------------------------------------

*Other financial instruments include, forwards contracts.




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.